Accretable Discount On Acquired Loans (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, end of year	$ 166,228,316	$ 235,049,585
Covered Loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, beginning of year	21,598,532	18,643,336
Accretable yield acquired		11,203,405
Loan accretion	(8,674,185)	(8,248,209)
Balance, end of year	12,924,347	21,598,532
Covered Loans | Impaired Loans At Acquisition
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, beginning of year	16,893,100	10,166,664
Accretable yield acquired		11,203,405
Loan accretion	(7,023,803)	(4,476,969)
Balance, end of year	9,869,297	16,893,100
Covered Loans | Other Acquired Loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance, beginning of year	4,705,432	8,476,672
Loan accretion	(1,650,382)	(3,771,240)
Balance, end of year	$ 3,055,050	$ 4,705,432